STATEMENT OF CHANGES IN CONSOLIDATED SHAREHOLDERS' EQUITY (Parenthetical) € in Thousands	Nov. 18, 2020 EUR (€) item shares
Convertible notes to NEGMA
Number of bonds held by Atlas and Negma | item	2,050,000
Number of shares to be returned	2,050,000
Right to receive shares from Negma	2,050,000
Value of shares to be returned | €	€ 1,212